Segments and geographic information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 329,032	$ 167,851	$ 57,665
Online advertising [Member]
Segment Reporting Information [Line Items]
Revenues	221,488	123,048	38,826
Internet value-added services [Member]
Segment Reporting Information [Line Items]
Revenues	103,316	43,567	14,774
Other services [Member]
Segment Reporting Information [Line Items]
Revenues	4,078	346	190
Sale of third party anti-virus software [Member]
Segment Reporting Information [Line Items]
Revenues	$ 150	$ 890	$ 3,875